UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments October 31, 2013 (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.4%

	CORPORATE BONDS – 58.0%

	Aerospace & Defense – 0.2%

$10	Raytheon Company	4.400%	2/15/20	A–	$10,889

	Automobiles – 0.2%

10	General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	9,600

	Beverages – 0.8%

30	Anheuser Busch InBev	8.200%	1/15/39	A	45,131

	Capital Markets – 6.7%

15	E Trade Financial Corporation	6.375%	11/15/19	B2	16,050

215	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	248,896

50	Morgan Stanley	6.625%	4/01/18	A	58,641

45	Morgan Stanley	5.625%	9/23/19	A	51,350
325	Total Capital Markets				374,937

	Chemicals – 2.4%

20	CF Industries Inc.	6.875%	5/01/18	Baa2	23,693

40	Dow Chemical Company	4.250%	11/15/20	BBB	42,694

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,333

25	Eastman Chemical Company	3.600%	8/15/22	BBB	24,422

5	Praxair, Inc.	4.500%	8/15/19	A	5,649

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	27,880
125	Total Chemicals				134,671

	Commercial Banks – 2.4%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	26,188

40	HSBC Holdings PLC	6.800%	6/01/38	A+	48,907

40	Rabobank Nederland	3.875%	2/08/22	Aa2	40,711

10	Royal Bank of Scotland	6.100%	6/10/23	BBB–	10,282

5	Wells Fargo & Company	3.450%	2/13/23	A+	4,757
120	Total Commercial Banks				130,845

	Commercial Services & Supplies – 0.1%

7	Ceridian Corporation, 144A	8.875%	7/15/19	B1	8,103

	Computers & Peripherals – 0.5%

25	Hewlett Packard Company	4.650%	12/09/21	A–	25,313

	Consumer Finance – 1.5%

15	American Express Credit Corporation	1.750%	6/12/15	A+	15,268

10	American Express Credit Corporation	2.800%	9/19/16	A+	10,504

30	Discover Financial Services	5.200%	4/27/22	BBB	31,850

25	Ford Motor Credit Company	4.250%	9/20/22	BBB–	25,720
80	Total Consumer Finance				83,342

Nuveen Investments	1

Portfolio of Investments October 31, 2013 (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.4%

$25	Rock-Tenn Company	3.500%	3/01/20	BBB–	$24,952

	Diversified Financial Services – 10.9%

10	Bank of America Corporation	6.500%	8/01/16	A	11,361

155	Bank of America Corporation	5.875%	1/05/21	A	179,816

50	Citigroup Inc.	6.125%	11/21/17	A	58,036

100	Citigroup Inc.	4.500%	1/14/22	A	106,746

13	Citigroup Inc.	6.875%	3/05/38	A	16,481

55	General Electric Capital Corporation	5.300%	2/11/21	AA	61,251

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	31,601

75	JPMorgan Chase & Company	6.000%	1/15/18	A+	86,745

45	JPMorgan Chase & Company	3.200%	1/25/23	A+	43,209

10	JPMorgan Chase & Company	3.375%	5/01/23	A	9,372
538	Total Diversified Financial Services				604,618

	Diversified Telecommunication Services – 3.4%

35	AT&T, Inc.	6.800%	5/15/36	A	40,111

10	CyrusOne LP Finance	6.375%	11/15/22	B+	10,075

15	France Telecom	5.375%	7/08/19	A3	16,937

50	Qwest Corporation	6.750%	12/01/21	BBB–	54,560

10	Verizon Communications	5.150%	9/15/23	A–	10,850

45	Verizon Communications	6.250%	4/01/37	A–	49,623

5	Verizon Communications	6.550%	9/15/43	A–	5,801
170	Total Diversified Telecommunication Services				187,957

	Electric Utilities – 0.7%

40	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	39,170

	Energy Equipment & Services – 2.0%

40	Ensco PLC	4.700%	3/15/21	BBB+	43,215

15	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	15,113

40	Transocean Inc.	3.800%	10/15/22	BBB–	38,288

15	Weatherford International Limited	7.000%	3/15/38	Baa2	16,324
110	Total Energy Equipment & Services				112,940

	Food & Staples Retailing – 0.4%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	20,788

	Food Products – 0.4%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa1	5,805

15	Tyson Foods	4.500%	6/15/22	BBB	15,557
20	Total Food Products				21,362

	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A	25,583

	Independent Power Producers & Energy Traders – 0.4%

23	Calpine Corporation, 144A	7.875%	7/31/20	BB+	25,128

	Insurance – 2.1%

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA	28,942

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	46,692

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$15	MetLife Inc.	7.717%	2/15/19	A–	$18,955

20	Prudential Financial Inc.	7.375%	6/15/19	A	24,883
100	Total Insurance				119,472

	Machinery – 0.2%

10	Terex Corporation	6.000%	5/15/21	BB–	10,450

	Media – 5.7%

20	Comcast Corporation	6.400%	5/15/38	A–	24,267

10	Cox Communications Inc.	5.500%	10/01/15	BBB+	10,788

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	37,717

40	NBC Universal Media LLC	2.875%	1/15/23	A–	38,588

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	56,432

15	SES SA, 144A	3.600%	4/04/23	BBB	14,517

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	51,470

30	Time Warner Inc.	4.875%	3/15/20	BBB+	33,192

56	Viacom Inc.	4.375%	3/15/43	BBB+	48,206
311	Total Media				315,177

	Metals & Mining – 4.6%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	25,594

25	ArcelorMittal	6.750%	2/25/22	BB+	27,188

40	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	37,695

50	Newmont Mining Corporation	6.250%	10/01/39	Baa1	45,395

25	Teck Resources Limited	6.125%	10/01/35	BBB	24,727

25	Teck Resources Limited	6.250%	7/15/41	BBB	24,750

25	United States Steel Corporation	6.050%	6/01/17	BB–	26,813

40	Vale Overseas Limited	6.875%	11/10/39	A–	41,377
255	Total Metals & Mining				253,539

	Multiline Retail – 1.4%

40	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	39,947

35	Target Corporation	5.375%	5/01/17	A+	39,887
75	Total Multiline Retail				79,834

	Oil, Gas & Consumable Fuels – 4.5%

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	63,658

10	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	9,825

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	21,871

15	Key Energy Services Inc.	6.750%	3/01/21	BB–	15,263

10	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	10,200

25	Plains All American Pipeline LP	5.750%	1/15/20	BBB	28,717

10	Sabine Pass LNG LP	7.500%	11/30/16	BB+	11,163

25	SM Energy Company	6.625%	2/15/19	BB–	26,625

25	Southwestern Energy Company	4.100%	3/15/22	BBB–	25,276

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	29,396

10	Targa Resources Inc., 144A	4.250%	11/15/23	BB	9,350
230	Total Oil, Gas & Consumable Fuels				251,344

Nuveen Investments	3

Portfolio of Investments October 31, 2013 (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Paper & Forest Products – 0.8%

$10		Domtar Corporation	4.400%	4/01/22	BBB–	$9,730

25		International Paper Company	8.700%	6/15/38	BBB	35,212
35		Total Paper & Forest Products				44,942

		Pharmaceuticals – 0.2%

10		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	10,675

		Real Estate Investment Trust – 1.0%

25		HCP Inc.	3.750%	2/01/19	BBB+	26,086

25		Prologis Inc.	6.875%	3/15/20	BBB	29,815
50		Total Real Estate Investment Trust				55,901

		Specialty Retail – 0.6%

5		Best Buy Co., Inc.	5.000%	8/01/18	Baa2	5,244

25		O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	26,668
30		Total Specialty Retail				31,912

		Thrifts & Mortgage Finance – 0.6%

30		WEA Finance LLC, 144A	4.625%	5/10/21	A2	31,921

		Tobacco – 1.8%

50		Altria Group Inc.	9.950%	11/10/38	Baa1	78,082

25		Reynolds American Inc.	3.250%	11/01/22	Baa2	23,626
75		Total Tobacco				101,708

		Wireless Telecommunication Services – 0.6%

30		American Tower Company	5.050%	9/01/20	BBB	31,690
$2,939		Total Corporate Bonds (cost $3,059,042)				3,223,894

Principal Amount (000)/ Shares (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 3.5%

		Commercial Banks – 2.4%

20	EUR	Barclays Bank PLC	4.750%	N/A (3)	BBB–	$22,376

10		Fifth Third Bancorp.	5.100%	N/A (3)	BBB–	9,000

55		Wachovia Capital Trust III	5.570%	N/A (3)	BBB+	51,425

50		Wells Fargo Capital Trust X	5.950%	12/15/36	BBB+	48,937
		Total Commercial Banks				131,738

		Insurance – 1.1%

50		Catlin Insurance Company Limited	7.249%	N/A (3)	BBB+	51,875

10		Prudential Financial Inc.	5.200%	3/15/44	BBB+	9,700
		Total Insurance				61,575
		Total $1,000 Par (or similar) Institutional Structures (cost $187,992)				193,313

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		MORTGAGE-BACKED SECURITIES – 30.8%

$156		Fannie Mae Mortgage Pool 929182	5.000%	3/01/38	Aaa	$168,888

23		Fannie Mae Mortgage Pool 946228	5.997%	9/01/37	Aaa	24,547

59		Fannie Mae Mortgage Pool 984834	5.000%	7/01/38	Aaa	64,397

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		MORTGAGE-BACKED SECURITIES (continued)

$79		Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	$77,929

800		Fannie Mae TBA Mortgage Pool, (WI/DD)	2.500%	TBA	Aaa	808,375

200		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	214,094

340		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	358,169
$1,657		Total Mortgage-Backed Securities (cost $1,689,510)				1,716,399

Principal Amount (000)		Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

		TAXABLE MUNICIPAL BONDS – 1.5%

		Illinois – 1.5%

$75		Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$81,628
$75		Total Taxable Municipal Bonds (cost $75,000)				81,628

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%

$25		U.S. Treasury Notes	0.750%	12/31/17	Aaa	$24,695
$25		Total U.S. Government and Agency Obligations (cost $24,880)				24,695

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 1.2%

		Peru – 0.3%

$15		Republic of Peru	6.550%	3/14/37	BBB+	$17,872

		South Africa – 0.9%

400	ZAR	Republic of South Africa	10.500%	12/21/26	A–	47,820
		Total Sovereign Debt (cost $73,148)				65,692
		Total Long-Term Investments (cost $5,109,572)				5,305,621

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 26.3%

$1,462		Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $1,461,528, collateralized by $1,485,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,494,614	0.000%	11/01/13		$1,461,528

		Total Short-Term Investments (cost $1,461,528)				1,461,528
		Total Investments (cost $6,571,100) – 121.7%				6,767,149
		Other Assets Less Liabilities – (21.7)% (6)				(1,205,160)
		Net Assets – 100%				$5,561,989

Investments in Derivatives as of October 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	89,921	11/18/13	$(1,613)
Citibank	Euro	12,000	U.S. Dollar	16,209	12/13/13	(86)
Citibank	U.S. Dollar	206,360	Canadian Dollar	215,000	12/20/13	(407)
JPMorgan	U.S. Dollar	38,314	Mexican Peso	500,000	12/20/13	(130)
						$(2,236)

Nuveen Investments	5

Portfolio of Investments October 31, 2013 (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (6)
JPMorgan	Markit CDX NA HY 20 Index	Sell	3.165%	$1,800,000	5.000%	6/20/18	$147,743	$67,868

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Long	1	12/13	$127,359	$2,964
U.S. Long Bond	Short	(2)	12/13	(269,625)	(8,005)
				$(142,266)	$(5,041)
*	The aggregate Notional Amount at Value of long and short positions is $127,359 and $(269,625), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$3,223,894	$—	$3,223,894
$1,000 Par (or similar) Institutional Structures	—	193,313	—	193,313
Mortgage-Backed Securities	—	1,716,399	—	1,716,399
Taxable Municipal Bonds	—	81,628	—	81,628
U.S. Government and Agency Obligations	—	24,695	—	24,695
Sovereign Debt	—	65,692	—	65,692
Short-Term Investments:
Repurchase Agreements	—	1,461,528	—	1,461,528
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(2,236)	—	(2,236)
Credit Default Swaps*	—	67,868	—	67,868
Futures Contracts*	(5,041)	—	—	(5,041)
Total	$(5,041)	$6,832,781	$—	$6,827,740
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

6	Nuveen Investments

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $6,601,504.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$246,230
Depreciation	(80,585)
Net unrealized appreciation (depreciation) of investments	$165,645

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

EUR	Euro

ZAR	South African Rand

Nuveen Investments	7

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 93.1%

	MUNICIPAL BONDS – 93.1%

	National – 0.5%

	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$390	5.000%, 4/30/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$388,253

1,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	5/14 at 100.00	Ba2	994,360
1,390	Total National			1,382,613

	Alabama – 0.5%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	969,723

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	524,075
1,350	Total Alabama			1,493,798

	Alaska – 0.5%

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
670	4.625%, 6/01/23	6/14 at 100.00	Ba1	631,998
1,385	5.000%, 6/01/46	6/14 at 100.00	B2	958,946
2,055	Total Alaska			1,590,944

	Arizona – 3.0%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 18.000%, 1/01/20 (IF) (4)	1/22 at 100.00	AA–	1,015,680

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D:
1,010	5.000%, 2/01/28	2/23 at 100.00	BBB+	1,016,989
2,000	5.000%, 2/01/33	2/23 at 100.00	BBB+	1,912,880

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	1,111,660

300	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/27 – AGM Insured	10/19 at 100.00	AA–	319,971

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,404,506

900	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	894,357

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.628%, 1/01/38 (IF) (4)	1/18 at 100.00	Aa1	597,240

450	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	427,536

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	374,370

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$65	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	$58,596
8,765	Total Arizona			9,133,785

	Arkansas – 0.6%

1,000	Boone County, Arkansas, Hospital Revenue Refunding Bonds, North Arkansas Regional Medical Center Project, Series 2013, 4.500%, 5/01/33	5/20 at 100.00	N/R	844,200

1,100	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.450%, 8/01/32	8/22 at 100.00	BBB+	984,720
2,100	Total Arkansas			1,828,920

	California – 8.3%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A	535,620

700	Anaheim Public Finance Authority, California, Electric Distribution Revenue Bonds, Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	N/R	719,411

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	767,359

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.512%, 10/01/16 (IF)	No Opt. Call	Aa1	644,820

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,094,070

295	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	284,734

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,321,996

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	673,528

1,155	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BBB–	1,162,219

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	639,435

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 0.960%, 5/01/18	11/17 at 100.00	A1	455,216

695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/14 at 100.00	AA+	709,915

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,192,489

30	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	29,837

405	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, 2002 Election, Refunding Series 2006D, 0.000%, 6/01/22 – AMBAC Insured	No Opt. Call	Aa3	276,425

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA–	1,177,439

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
30	4.625%, 6/01/45	6/15 at 100.00	A2	27,037
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	121,667

Nuveen Investments	9

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$200	5.000%, 6/01/45	6/15 at 100.00	A2	$193,218
130	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	125,008

215	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	165,733

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013:
385	4.500%, 4/15/24	4/23 at 100.00	BBB	381,824
400	4.500%, 4/15/25	4/23 at 100.00	BBB	389,856
870	4.500%, 4/15/27	4/23 at 100.00	BBB	827,744

50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	49,782

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,107,240

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	543,045

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	836,040

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 0.410%, 7/01/27	11/17 at 100.00	AAA	1,000,060

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	93,095

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/14 at 100.00	BB	1,015,970

2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2009D, 3.500%, 5/01/28	No Opt. Call	A+	1,873,980

850	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA–	931,651

1,925	Santa Clarita Community College District, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	1,721,334

25	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	26,297

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006:
300	4.250%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	304,314
50	4.250%, 9/01/26 – FGIC Insured	9/15 at 100.00	A	50,374

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	549,240

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	789,953
24,165	Total California			24,808,975

	Colorado – 3.2%

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.909%, 10/01/31 (WI/DD, Settling 11/14/13) (IF)	11/23 at 100.00	A+	805,830

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/20	No Opt. Call	BBB–	$1,999,887

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+	511,890

1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3367, 19.979%, 7/01/21 (WI/DD, Settling 11/14/13) (IF)	No Opt. Call	AA–	1,272,680

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A–	1,720,887

280	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+	280,801

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	318,102

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	548,969

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	501,565

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,089,220

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	514,410
8,845	Total Colorado			9,564,241

	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, 13.612%, 7/01/15 (IF)	No Opt. Call	AAA	827,939

	Delaware – 0.5%

1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,440,950

	District of Columbia – 0.5%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	11/13 at 100.00	Baa1	452,237

500	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2012C, 5.000%, 12/01/26	No Opt. Call	AAA	574,120

575	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/30	10/23 at 100.00	A+	601,053
1,525	Total District of Columbia			1,627,410

	Florida – 6.3%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
185	5.000%, 11/15/20	No Opt. Call	BBB	204,456
250	5.000%, 11/15/21	No Opt. Call	BBB	273,488

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	1,339,387

Nuveen Investments	11

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	$665,228

	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B:
1,000	5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,122,570
1,130	4.625%, 9/01/27 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,136,577

	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
700	5.000%, 4/01/25 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA–	754,187
475	5.000%, 4/01/38 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA–	468,388

230	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	253,987

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,179,659

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	866,849

3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A	3,230,279

2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	2,097,520

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	1,969,140

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,118,420

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured	5/18 at 100.00	AA–	530,135

400	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	383,768

110	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	A	104,665

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,690

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	9,028

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,461

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	—

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	4,917

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	14,397

35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	19,653
18,145	Total Florida			18,754,849

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.3%

$1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	$1,263,016

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	702,085

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	529,950

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	781,485

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	AA–	535,374
3,585	Total Georgia			3,811,910

	Guam – 1.7%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	979,560

	Guam Government, General Obligation Bonds, 2009 Series A:
110	5.750%, 11/15/14	No Opt. Call	BB–	111,612
1,515	6.000%, 11/15/19	No Opt. Call	BB–	1,573,902

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	1,014,320
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,053,380

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	229,626
4,860	Total Guam			4,962,400

	Hawaii – 0.7%

600	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB+	598,842

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,448,790
2,100	Total Hawaii			2,047,632

	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	831,495

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,069,800

15	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	15,189

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mittigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	442,582
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,052,377
3,265	Total Idaho			3,411,443

Nuveen Investments	13

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 7.3%

$1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	$1,003,270

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,041,090

1,500	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2013, 5.500%, 11/01/42	5/23 at 100.00	BBB	1,462,170

750	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	741,488

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 4.000%, 1/01/32 (Alternative Minimum Tax)	1/22 at 100.00	A2	658,665

2,395	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Limited Tax Ptoject & Refunding Series 2012B, 5.000%, 12/15/32	6/22 at 100.00	AA	2,502,319

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	505,820

995	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,090,321

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 17.389%, 9/01/32 (IF) (4)	9/22 at 100.00	A–	316,627

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	826,575

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	666,166

960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,039,920

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	AA–	149,703

1,205	Illinois Finance Authority, Revenue Bonds, Riverside Health System, Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	1,238,053

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	766,045

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	1/14 at 100.00	BBB–	25,039

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.917%, 1/01/21 (IF) (4)	No Opt. Call	AA–	427,241

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
400	4.000%, 10/01/19	No Opt. Call	Baa1	425,492
170	4.000%, 10/01/22	No Opt. Call	Baa1	175,471

210	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	244,973

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	3,676,444

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	849,750

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
$1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	$1,301,400
825	5.500%, 1/01/38	1/23 at 100.00	AA–	839,190
21,065	Total Illinois			21,973,232

	Indiana – 2.5%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	805,913

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,049,530

830	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	854,626

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,629,765

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	527,725

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	488,580

770	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	1/14 at 100.00	Baa1	772,864

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (WI/DD, Settling 11/21/13)	7/23 at 100.00	A+	1,064,660

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	AA+	284,155
7,085	Total Indiana			7,477,818

	Iowa – 1.0%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,047,690
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,036,680

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA–	801,471
2,745	Total Iowa			2,885,841

	Kansas – 0.6%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,303,674

500	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2013C, 4.250%, 5/01/14	No Opt. Call	N/R	501,975
1,740	Total Kansas			1,805,649

	Kentucky – 0.7%

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,751,618

500	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A	504,655
2,070	Total Kentucky			2,256,273

Nuveen Investments	15

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 3.0%

$870	Caddo Parish Parishwide School District, Louisiana, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/30	No Opt. Call	AA–	$730,574

1,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 3.625%, 10/01/29 – AGM Insured	10/22 at 100.00	AA–	914,000

	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, South Louisiana Facilities Corporation Project, Refunding Series 2012:
1,070	3.000%, 10/01/24	10/22 at 100.00	AA–	1,011,974
1,085	3.125%, 10/01/25	10/22 at 100.00	AA–	1,016,905

970	Lafourche Parish, Louisiana, Road Revenue Bonds, Series 2005, 4.500%, 1/01/25 (Pre-refunded 1/01/15) – RAAI Insured	1/15 at 100.00	N/R(5)	1,017,462

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	N/R	907,553

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	54,815

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	1/14 at 100.00	BBB	1,318,761

2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A–	2,043,959
9,195	Total Louisiana			9,016,003

	Maine – 0.6%

830	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	831,519

1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-2, 3.600%, 11/15/26	11/21 at 100.00	AA+	989,730
1,830	Total Maine			1,821,249

	Maryland – 2.9%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	918,946

1,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012, 3.000%, 8/01/27	No Opt. Call	AAA	949,190

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	390,120
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	125,614

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	541,300

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/33	8/23 at 100.00	A2	2,023,799

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,060,170
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,049,040

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19	1/18 at 100.00	BBB	542,445

1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding Series 2013B, 3.000%, 3/01/26	3/23 at 100.00	AAA	978,430
8,360	Total Maryland			8,579,054

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 2.3%

$1,325	Cambridge, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 3.000%, 2/15/18	No Opt. Call	AAA	$1,444,012

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,042,080

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	862,230

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,207,312

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	1,053

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.551%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	671,586

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.540%, 2/01/16	8/15 at 100.00	AA+	1,669,791
6,670	Total Massachusetts			6,898,064

	Michigan – 0.9%

1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	870,720

400	Michigan Finance Authority, Hospital Revenue Bonds, Holland Community Hospital, Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A+	401,580

500	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB	506,455

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	Baa1	777,263

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	271,539
2,950	Total Michigan			2,827,557

	Minnesota – 0.4%

1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,067,291

	Mississippi – 1.1%

1,500	Jackson County, Mississippi, Certificates of Participation, Correctional Facility Project, Series 2012, 3.375%, 7/01/29	7/22 at 100.00	AA–	1,281,450

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	774,270

1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA–	1,363,657
3,440	Total Mississippi			3,419,377

	Missouri – 1.5%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,045,780

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A–	1,032,450

Nuveen Investments	17

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$500	Missouri State Board of Public Building, Special Obligation Bonds, Refunding Series 2012A, 3.000%, 10/01/26	10/20 at 100.00	AA+	$472,195

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	196,819

1,500	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	1,690,005
4,287	Total Missouri			4,437,249

	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	527,350

	Nevada – 0.0%

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	100,314

	New Hampshire – 0.2%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB+	608,014

	New Jersey – 2.4%

1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	1,397,274

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/26	No Opt. Call	A+	1,108,720

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	585,360

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.169%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	341,412

2,800	Paterson, New Jersey, General Obligation Bonds, General Improvement Series 2013, 5.000%, 1/15/26	1/14 at 100.00	AA	3,069,387

1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	816,413
7,015	Total New Jersey			7,318,566

	New Mexico – 0.2%

545	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	585,821

	New York – 3.6%

1,020	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/22	No Opt. Call	BBB–	1,036,198

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	802,733

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	660,710

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	280,598

470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	Baa1	523,434

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$35	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	$29,750

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.945%, 10/01/16 (IF)	6/17 at 100.00	AA+	589,920

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	619,265

725	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	12/13 at 100.00	AA–	731,286

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Ba1	592,525
635	5.000%, 6/15/25	6/22 at 100.00	Ba1	615,112

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Ba1	886,342

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,393,274

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	465,971

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,003,270

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 3.000%, 1/01/18	No Opt. Call	BBB	464,886
10,230	Total New York			10,695,274

	North Carolina – 4.1%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 1149, 13.485%, 7/01/38 (IF) (4)	7/20 at 100.00	AAA	791,736

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2009A, 5.250%, 1/15/34 (UB) (4)	1/19 at 100.00	AA–	2,118,340

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,052,159

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25	7/22 at 100.00	A–	1,117,600
1,500	5.000%, 1/01/26	7/22 at 100.00	A–	1,655,085

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	428,950

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	564,855

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.376%, 6/01/18 (IF)	No Opt. Call	AA	371,508

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,010,220

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 0.860%, 12/01/41	6/17 at 100.00	AAA	1,000,280

75	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15	4/14 at 100.00	N/R	75,795

Nuveen Investments	19

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$25	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 (Pre-refunded 4/01/14)	4/14 at 100.00	N/R (5)	$25,393
11,455	Total North Carolina			12,211,921

	North Dakota – 0.7%

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,584,285

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
150	5.250%, 7/01/16	No Opt. Call	BBB–	160,632
340	5.125%, 7/01/29	7/16 at 100.00	BBB–	340,646
1,990	Total North Dakota			2,085,563

	Ohio – 1.3%

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	501,479

875	Ohio State University, General Receipts Bonds, Special Purpose Series 2013A, 3.000%, 6/01/27	No Opt. Call	Aa2	808,946

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2	522,625

1,810	University of Akron, Ohio, General Receipts Bonds, Series 2010A, 5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA–	2,003,761
3,735	Total Ohio			3,836,811

	Oklahoma – 0.4%

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–	1,126,010

	Oregon – 1.3%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,090,090

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB+	823,853

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 – AGM Insured	No Opt. Call	Baa1	359,066
365	3.000%, 12/01/18 – AGM Insured	No Opt. Call	Baa1	377,213
390	3.250%, 12/01/20 – AGM Insured	No Opt. Call	Baa1	395,834

	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A:
410	4.000%, 1/01/24	1/15 at 103.00	N/R	398,946
300	4.350%, 1/01/28	1/15 at 103.00	N/R	279,777
300	4.600%, 1/01/33	1/15 at 103.00	N/R	260,220
3,860	Total Oregon			3,984,999

	Pennsylvania – 3.2%

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013:
505	4.000%, 7/01/22	No Opt. Call	BBB–	489,628
250	4.000%, 7/01/23	No Opt. Call	BBB–	238,783

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4284, 17.962%, 7/01/36 (IF) (4)	1/22 at 100.00	AA–	$1,182,214

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,394,537

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	BBB	501,305

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,036,140

300	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA	314,994

250	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	259,845

1,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB–	1,602,464

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,006,760

500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BB+	491,355

870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A2	996,420
9,165	Total Pennsylvania			9,514,445

	Rhode Island – 0.2%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
460	6.000%, 6/01/23	1/14 at 100.00	Baa1	459,995
150	6.125%, 6/01/32	1/14 at 100.00	BBB+	148,760
610	Total Rhode Island			608,755

	South Carolina – 1.1%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa3 (5)	532,280

1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,143,510

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	535,120

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	264,168

750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012B, 4.000%, 10/01/30	10/22 at 100.00	A1	724,005
3,000	Total South Carolina			3,199,083

	South Dakota – 0.2%

500	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A–	542,545

	Tennessee – 0.4%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,049,480

Nuveen Investments	21

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 8.9%

$750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	$794,670

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,507,462

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,011,996

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.250%, 8/15/15	No Opt. Call	BBB	302,361
300	2.350%, 8/15/16	No Opt. Call	BBB	303,249

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	703,107

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
315	3.100%, 12/01/22	No Opt. Call	BBB–	278,781
1,625	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,236,089

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	1,912,080

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,049,819

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,710,690

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	217,871
195	5.000%, 8/01/36	2/18 at 100.00	N/R	198,268
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,550,799

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
600	0.000%, 11/15/18 – NPFG Insured	No Opt. Call	A	466,440
25	5.250%, 11/15/21 – NPFG Insured	1/14 at 100.00	A	25,059

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,678,411

2,000	Midland College District, Texas, General Obligation Bonds, Series 2012, 3.000%, 2/15/25	2/22 at 100.00	AA	1,886,120

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	399,064

2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 4.125%, 8/15/32	8/22 at 100.00	AA	1,811,800

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	929,440

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	395,370

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,080,400

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	935,047

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,125,559

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	$1,088,000
26,590	Total Texas			26,597,952

	Utah – 1.4%

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA–	527,570
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA–	550,066

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	460,465

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,578,660

85	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	83,173

80	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	83,140

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.920%, 6/15/26 – AGM Insured (IF) (4)	6/18 at 100.00	AAA	943,290
3,920	Total Utah			4,226,364

	Virgin Islands – 1.1%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	494,150

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,050,850

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,113,500

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	528,655
3,000	Total Virgin Islands			3,187,155

	Virginia – 1.5%

1,900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,007,673

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	984,267

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	39,826
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,399,902
4,155	Total Virginia			4,431,668

	Washington – 2.5%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,951,463

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,055,330

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	89,938

Nuveen Investments	23

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.461%, 7/01/32 – AGM Insured (IF) (4)	7/17 at 100.00	AA+	$654,216

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
925	5.000%, 12/01/22	No Opt. Call	Baa2	992,710
770	5.000%, 12/01/23	No Opt. Call	Baa2	819,372

75	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	77,372

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 17.965%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	897,975

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,002,590

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001:
60	5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	Aa3	60,112
25	5.000%, 12/01/19 – AMBAC Insured	1/14 at 100.00	BBB–	25,014
7,005	Total Washington			7,626,092

	West Virginia – 0.8%

1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,231,455

1,500	West Virginia Water Development Authority, Water Development Revenue Bonds, Loan Program III, Refunding Series 2012A, 3.500%, 7/01/33 (Alternative Minimum Tax)	No Opt. Call	Aa3	1,227,510
2,650	Total West Virginia			2,458,965

	Wisconsin – 2.2%

730	Lakeshore Technical College District, Wisconsin, General Obligation Bonds, Promissory Note Series 2013B, 2.000%, 3/01/14	No Opt. Call	Aa1	734,271

385	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	N/R	375,198

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 4287, 17.886%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	490,684

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010-3184, 17.970%, 11/15/17 (IF)	No Opt. Call	AA+	593,220

1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	1,714,683

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.167%, 8/15/37 (IF) (4)	2/20 at 100.00	AA–	482,486

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	A–	757,418

225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 4.500%, 8/15/30	No Opt. Call	A–	209,759

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,163,230
90	6.000%, 5/01/33	5/19 at 100.00	AA–	100,755
6,270	Total Wisconsin			6,621,704

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 1.4%

$625	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A+	$633,781

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,076,980

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,207,080

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	276,673
3,875	Total Wyoming			4,194,514
$269,612	Total Long-Term Investments (cost $281,448,991)			278,491,831

	Floating Rate Obligations – (0.9)%			(2,560,000)
	Other Assets Less Liabilities – 7.8%			23,100,967
	Net Assets – 100%			$299,032,798

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$278,491,831	$—	$278,491,831

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	25

Portfolio of Investments October 31, 2013 (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

As of October 31, 2013, the cost of investments was $278,795,772.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$6,783,300
Depreciation	(9,647,249)
Net unrealized appreciation (depreciation) of investments	$(2,863,949)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

26	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013